Assets pledged, collateral received and assets transferred (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the Group balance sheet, for example because Barclays retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price. Assets pledged or transferred as collateral include all assets categorised as encumbered in the disclosure on pages 222 to 223 of the Barclays PLC Pillar 3 Report 2020 (unaudited), other than those held in commercial paper conduits. In these transactions, the Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market. Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.
Loans and advances	£ 342,632	£ 339,115
Asset backed funding programmes [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 6,300	£ 12,000